SCHEDULE OF FAIR MARKET VALUE (Details) - Stock Awards Plan [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued, beginning balance	4,290,709	3,656,709
Weighted average market value per share, beginning balance	(0.02)	(0.06)
Number of shares, shares issued	997,978	634,000
Weighted average market value per share, shares issued	0.20	0.22
Number of shares issued, ending balance	5,288,687
Weighted average market value per share, ending balance	0.02
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	0.001	0.001
Fair value per share, shares issued	0.15	0.16
Fair value per share, ending balance	0.001
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	0.55	0.55
Fair value per share, shares issued	0.48	0.41
Fair value per share, ending balance	0.55